Fair Value Measurements - Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Available-for-sale debt investments	¥ 306	¥ 313
Carrying Value
Assets:
Term deposits and short term investments	464,226	428,343
Restricted cash	16,102	9,761
Available-for-sale debt investments	306	313
Fair Value Recurring Basis | Level 1 | Fair Value
Assets:
Restricted cash	16,102	9,761
Fair Value Recurring Basis | Level 2 | Fair Value
Assets:
Term deposits and short term investments	464,226	428,343
Fair Value Recurring Basis | Level 3 | Fair Value
Assets:
Available-for-sale debt investments	¥ 306	¥ 313